Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Accounts receivable [Abstract]
Accounts receivable

	December 31, 2021						December 31, 2020
	Visa	Master	Hipercard	Elo	Amex	Total	Visa	Master	Hipercard	Elo	Total

Legal obligors
Itaú	1,333,263	2,045,133	757,306	—	—	4,135,702	774,445	2,100,129	627,463	—	3,502,037
Bradesco	1,630,756	160,690	—	842,352	296,696	2,930,494	448,592	2,043,676	—	—	2,492,268
Santander	818,937	1,464,314	—	—	3,253	2,286,504	988,772	251,808	—	250,849	1,491,429
Nubank	—	2,045,699	—	—	—	2,045,699	107,927	543,513	—	—	651,440
Banco do Brasil	1,384,872	77,639	—	467,305	—	1,929,816	1,759,911	294,631	—	409,384	2,463,926
Banco Carrefour	121,398	744,030	—	—	—	865,428	407,688	87,882	—	—	495,570
Banco Cooperativo Sicoob	216,047	633,590	—	—	—	849,637	—	—	—	—	—
Porto Seguro	550,352	141,924	—	—	—	692,276	158,879	238,196	—	223,354	620,429
CEF	206,969	136,125	—	257,929	—	601,023	—	1,421,074	—	—	1,421,074
Banco C6	—	481,017	—	—	—	481,017	—	—	—	—	—
Banco Bradescard	362,978	91,016	—	9,368	—	463,362	—	—	—	2,874	2,874
Banco Inter	—	407,601	—	—	—	407,601	—	684	—	—	684
Other (iv)	1,890,701	2,088,484	—	215,378	770	4,195,333	702,021	1,212,651	—	95,200	2,009,872
Total card issuers (i)	8,516,273	10,517,262	757,306	1,792,332	300,719	21,883,892	5,348,235	8,194,244	627,463	981,661	15,151,603

Cielo – Elo	—	—	—	—	—	42,662	—	—	—	—	209,318
Getnet	—	—	—	—	—	97,248	—	—	—	—	56,799
Other	—	—	—	—	—	11,716	—	—	—	—	29,030
Total acquirers (ii)	—	—	—	—	—	151,626	—	—	—	—	295,147

Working capital loans	—	—	—	—	—	1,069,671	—	—	—	—	330,848
Working capital loans ECL	—	—	—	—	—	(256,927)	—	—	—	—	(99,330)
Credit card receivables	—	—	—	—	—	726,095	—	—	—	—	257,338
Credit card receivables ECL	—	—	—	—	—	(174,046)	—	—	—	—	(55,728)
Other credit initiatives	—	—	—	—	—	110,050	—	—	—	—	23,360
Other credit initiatives ECL	—	—	—	—	—	(6,166)	—	—	—	—	—
Total credit receivables (iii)	—	—	—	—	—	1,468,677	—	—	—	—	456,488
Current						1,239,797					422,918
Non – Current						228,880					33,570

Other accounts receivable	—	—	—	—	—	156,700	—	—	—	—	177,771
Other accounts receivable ECL						(3,493)					(4,470)

Total accounts receivable	8,516,273	10,517,262	757,306	1,792,332	300,719	23,657,402	5,348,235	8,194,245	627,463	981,661	16,076,540

(i)
Card issuers: receivables derived from transactions where PagSeguro Brazil acts as the financial intermediary in operations with the issuing banks, related to the intermediation agreements between PagSeguro Brazil and Visa, Mastercard, Hipercard, Amex or Elo. However, PagSeguro Brazil's contractual accounts receivable are with the financial institutions, which are the legal obligors on the accounts receivable payment. Additionally, amounts due within 27 days of the original transaction, including those that fall due with the first installment of installment receivables, are guaranteed by Visa, Mastercard, Hipercard, Amex or Elo, as applicable, if the legal obligors do not make the payment.

(ii)	Acquirers: refers to card processing transactions to be received from the acquirers, which are a third parties acting as financial intermediaries between the issuing bank and PagSeguro Brazil.
(iii)	The ECL (“expected credit losses”), are measured according to the IFRS 9. The provision rates are based on the internal credit rating that considers external information and are based on days past due. Every report date, PagSeguro reassesses the premises to adjust the historical credit loss experience with prospective information.
(iv)	Refers to other dispersed receivables from legal obligors.

The maturity analysis of accounts receivable
The maturity analysis of accounts receivable is as follows:

	December 31, 2021	December 31, 2020

Past due after 91 days	155,495	72,152
Past due within 31 to 90 days	32,703	15,156
Past due within 30 days	25,445	10,337
Due within 30 days	4,214,521	7,013,196
Due within 31 to 120 days	12,033,372	6,129,039
Due within 121 to 180 days	3,457,830	1,509,449
Due within 181 to 360 days	3,808,539	1,453,167
Due after 360 days	370,128	33,570
Expected credit losses	(440,631)	(159,527)
	23,657,402	16,076,540